Fair value measurement	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Fair value measurement	Fair value measurement
This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value and the financial instruments for which the fair value is disclosed in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.
An explanation of each level is included in Note 2.7.18 of the consolidated financial statements for the year ended December 31, 2022.
Assets and liabilities measured at fair value
As at June 30, 2023, the Group has recorded the following financial instruments at fair value in the interim condensed consolidated statement of financial position:
•interest rate cap derivatives;
•warrant liabilities;
•investment in equity securities.
Interest rate cap derivatives and the investment in equity securities are presented within non-current other financial assets. Warrant liabilities are presented as a separate line in the interim condensed consolidated statement of financial position as at June 30, 2023.
The interest rate caps qualify for the level 2 category in the fair value hierarchy due to the fact that they are not traded in an active market and the fair value is determined using valuation techniques which maximize the use of observable market data. Since all significant inputs required to fair value the instruments are observable, the instruments are included in level 2.
The investment in equity securities qualifies for the level 3 category in the fair value hierarchy due to the fact that the securities are not traded in an active market and there is no observable market data. Therefore, the fair value of these securities is determined using valuation techniques which use unobservable inputs that are significant to fair value.
The warrants qualify for the level 1 category in the fair value hierarchy due to the fact that their fair value is determined based on quoted market inputs.
For assets and liabilities that are recognized in the interim condensed consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the six months ended June 30, 2023, there were no transfers that occurred between levels.
The fair values of the Group’s assets and liabilities measured at fair value are disclosed in the table in Note 15.
Fair value of assets and liabilities not measured at fair value
The Group has determined the fair value of assets and liabilities not measured at fair value, but for which the fair value is required to be disclosed.
Borrowings:
For the renewed facility, the fair value differs from its carrying amount because the interest payable on the facility is (partially) fixed. The borrowings qualify for the level 3 category in the fair value category due to the use of unobservable inputs, including own credit risk.
The fair values of the Group’s assets and liabilities not measured at fair value are disclosed in the table in Note 15.
Specific valuation techniques to determine fair values
Specific valuation techniques used to value financial instruments include:
•interest rate cap derivatives: option pricing model;
•investment in equity securities: discounted cash flow analysis;
•borrowings: discounted cash flow analysis using a market interest rate;
Financial instruments measured at fair value (level 3)
The changes in level 3 items for the six months ended June 30, 2023 have been as follows:

(in €‘000)	Investment in equity securities
Carrying amount at January 1, 2023	31,389
Movements in the six months ended June 30, 2023
Fair value loss on investment in equity securities recognized in other comprehensive income	(6,575)
Carrying amount at June 30, 2023	24,814
The Group’s engages with third party valuation specialists to perform its fair value measurements for financial reporting purposes on a periodic basis. Involvement of external valuers is determined annually by the Group’s finance team after discussion with and approval by the Group’s Executive Board. Selection criteria for valuation specialist include market knowledge, reputation, independence and whether professional standards are maintained.
The Group works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. At each reporting date, the Group analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Group’s accounting policies.
Valuation inputs to the fair value of investments in equity securities
The Group updated the third party valuation report to determine the fair value of investments in equity securities. Inputs to the fair value of the investments in equity securities are the earnings growth factor and risk-adjusted discount rate. The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the investments in equity securities, using the DCF (“Discounted Cash Flows”) methodology.

In %	June 30, 2023
Growth factor	3.0%
Discount rate	11.9%
An increase or decrease of 100 basis point in the growth factor would change the fair value of the investment in equity by an increase of €2,863 thousand and respectively a decrease of €2,284 thousand.
An increase or decrease of 100 basis point in the discount rate would change the fair value of the investment in equity by a decrease of €3,346 thousand and respectively an increase of €4,188 thousand.